INCOME TAXES - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 36,611
Deferred tax liabilities, beginning balance	(9,332)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(6,414)	$ (10,812)
Recognized in contributed surplus	(3,732)	1,609
Recognized in other comprehensive income	(1,561)	(149)
Recognized in deficit	824
Deferred tax assets, ending balance	27,627	36,611
Deferred tax liabilities, ending balance	(13,769)	(9,332)
Deferred tax assets and liabilities, beginning balance	27,279	45,308
Deferred tax assets and liabilities, ending balance	13,858	27,279
Deferred tax assets and liabilities, recognized in earnings (with translations adjustments)	(5,290)	(9,743)
Deferred tax assets and liabilities, recognized in contributed surplus	(3,732)	1,609
Deferred tax assets and liabilities, recognized in other comprehensive income	(1,505)	(161)
Deferred tax assets and liabilities, recognized in deficit	824
Deferred tax assets and liabilities, business acquisitions	(2,943)	(9,734)
Deferred tax assets and liabilities, balance reclassified from accrued liabilities	(775)
Impact due to foreign exchange rates, recognized in earnings (with translation adjustments)	(1,124)	(1,069)
Impact due to foreign exchange rates, recognized in contributed surplus	0	0
impact due to foreign exchange rates, recognized in other comprehensive income	(56)	12
Impact due to foreign exchange rates, recognized in deficit	0
Deferred tax assets, Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	15,689	20,319
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(4,302)	(4,630)
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	11,387	15,689
Deferred tax assets and liabilities, beginning balance	15,689
Deferred tax assets and liabilities, ending balance	11,387	15,689
Deferred tax assets, Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	18,125	16,801
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(2,464)	1,324
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	15,661	18,125
Deferred tax assets and liabilities, beginning balance	(11,953)
Deferred tax assets and liabilities, ending balance	(12,547)	(11,953)
Deferred tax assets, Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	11,467	10,838
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(3,418)	707
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	(874)	(78)
Recognized in deficit	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	7,175	11,467
Deferred tax assets and liabilities, beginning balance	11,467
Deferred tax assets and liabilities, ending balance	7,175	11,467
Deferred tax assets, Stock-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	8,749	6,409
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(1,309)	731
Recognized in contributed surplus	(3,732)	1,609
Recognized in other comprehensive income	0	0
Recognized in deficit	824
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	4,532	8,749
Deferred tax assets and liabilities, beginning balance	8,749
Deferred tax assets and liabilities, ending balance	4,532	8,749
Deferred tax assets, Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	6,893	4,453
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(3,081)	2,420
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	82	20
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	3,894	6,893
Deferred tax assets, Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	3,658	3,464
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	4,292	194
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	7,950	3,658
Deferred tax assets and liabilities, beginning balance	(6,227)
Deferred tax assets and liabilities, ending balance	(1,742)	(6,227)
Deferred tax assets, Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	353	1,698
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(64)	(1,345)
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	55	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	344	353
Deferred tax assets and liabilities, beginning balance	353
Deferred tax assets and liabilities, ending balance	344	353
Deferred tax assets, Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	2,871	1,682
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(953)	1,189
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	21	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	1,939	2,871
Deferred tax assets and liabilities, beginning balance	2,871
Deferred tax assets and liabilities, ending balance	1,939	2,871
Deferred tax assets, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	539	583
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	231	39
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	(304)	(83)
Recognized in deficit	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	466	539
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	68,344	66,247
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(11,068)	629
Recognized in contributed surplus	(3,732)	1,609
Recognized in other comprehensive income	(1,178)	(161)
Recognized in deficit	824
Business acquisitions	158	20
Balance reclassified from accrued liabilities	0
Deferred tax assets, ending balance	53,348	68,344
Deferred tax liabilities, Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(30,078)	(17,851)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	5,050	(10,791)
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	(2,405)	(1,436)
Balance reclassified from accrued liabilities	(775)
Deferred tax liabilities, ending balance	(28,208)	(30,078)
Deferred tax liabilities, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(1,102)	(970)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(161)	(132)
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	(327)	0
Recognized in deficit	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities	0
Deferred tax liabilities, ending balance	(1,590)	(1,102)
Deferred tax liabilities, Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(9,885)	(2,118)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	889	551
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	0	0
Recognized in deficit	0
Business acquisitions	(696)	(8,318)
Balance reclassified from accrued liabilities	0
Deferred tax liabilities, ending balance	(9,692)	(9,885)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(41,065)	(20,939)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	5,778	(10,372)
Recognized in contributed surplus	0	0
Recognized in other comprehensive income	(327)	0
Recognized in deficit	0
Business acquisitions	(3,101)	(9,754)
Balance reclassified from accrued liabilities	(775)
Deferred tax liabilities, ending balance	$ (39,490)	$ (41,065)